Taxes - Schedule of Income Before Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Before Provision for Income Taxes [Line Items]
Total (Loss) income before income taxes	$ (986,361)	$ 88,277
Cayman Islands [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total (Loss) income before income taxes	(237,780)	403,760
PRC [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total (Loss) income before income taxes	480,596	644,983
United States [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total (Loss) income before income taxes	$ (1,229,177)	$ (960,466)